UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2008

Check here if Amendment:   Amendment Number:
          This Amendment (check only one):      is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

   Clark Bowman          Baltimore, Maryland             August 15, 2008

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	53


Form 13F Information Table Value Total:	 $101,871 (X1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1 	  COLUMN 2     COLUMN 3 COLUMN 4 COLUMN 5        COLUMN 6 COLUMN7 COLUMN 8
                  TITLE                 VALUE    SHRS OR SH/PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER OF CLASS         CUSIP   (x$1000) PRN AMT PRN CALL DISCR   MNGRS   SOLE SHR  NONE

3M Co.		     CS	      88579Y101  2,586 	 37,157  SH     SOLE 		          37,157
Abbott Laboratories  CS	      2824100    2,165 	 40,879  SH     SOLE 		          40,879
Agilent Technologies CS	      00846U101    417 	 11,723  SH     SOLE 		          11,723
Amdocs Ltd.	     CS       G02602103  1,808 	 61,450  SH     SOLE 		          61,450
American Int'l Group CS	      26874107   1,124 	 42,494  SH     SOLE 		          42,494
Amphenol Corp CL A   CS	      32095101	 1,176 	 26,200  SH     SOLE 		          26,200
Apple Computer	     CS	      37833100	   603 	  3,600  SH     SOLE 		           3,600
Assurant Insurance   CS	      04621X108  2,500 	 37,900  SH     SOLE 		          37,900
AT&T Corp	     CS	      00206R102  2,180 	 64,713  SH     SOLE 		          64,713
ADP 	             CS	      53015103   2,560 	 61,108  SH     SOLE 		          61,108
Bank America Corp    CS	      60505104   2,785 	116,678  SH     SOLE 		         116,678
Barr Pharmaceuticals CS	      68306109   2,126 	 47,155  SH     SOLE 		          47,155
Burlington Northern  CS	      12189T104	   924 	  9,250  SH     SOLE 		           9,250
Cardinal Health Inc. CS	      14149Y108  1,836 	 35,598  SH     SOLE 		          35,598
Chesapeake Energy    CS	      165167107  5,363 	 81,300  SH     SOLE 		          81,300
Chevron Texaco       CS	      166751107	   221    2,225	 SH	SOLE			   2,225
Cisco Systems	     CS	      17275R102  1,741 	 74,848  SH     SOLE 		          74,848
Comcast Corp.Non A   CS	      20030N101  1,090 	 58,107  SH     SOLE 		          58,107
CVS/Caremark Corp.   CS	      126650100  5,474 	138,345  SH     SOLE 	                 138,345
Danaher Corp.	     CS	      235851102  3,196 	 41,350  SH     SOLE 		          41,350
Davita Inc	     CS	      23918K108  2,874 	 54,100  SH     SOLE 		          54,100
Dominion Resources   CS	      25746U109	   734 	 15,448  SH     SOLE 		          15,448
Duke-Weeks Realty    CS	      264411505	   524	 23,358  SH     SOLE 		          23,358
Emerson Electric Co  CS	      291011104  3,852 	 77,901  SH     SOLE 		          77,901
Exxon/Mobil Corp     CS	      30231G102  3,929 	 46,831  SH     SOLE 		          46,831
Fiserv Inc.	     CS	      337738108  1,769 	 39,599  SH     SOLE 		          39,599
Foundational Coal    CS	      350398W10  5,368 	 60,900  SH     SOLE 		          60,900
Freddie Mac	     CS	      313400301	   194 	 11,814  SH	SOLE 		          11,814
General Electric     CS	      369604103	   367 	 15,267  SH     SOLE 		          15,267
Haemonetics Corp     CS	      405024100  2,368 	 42,900  SH     SOLE 		          42,900
Honeywell	     CS	      438516106  2,529 	 50,301  SH     SOLE 		          50,301
I B M		     CS	      459200101  1,328 	 11,200  SH     SOLE 		          11,200
Johnson & Johnson    CS	      478160104  2,459 	 39,519  SH     SOLE 		          39,519
Lowes Companies Inc. CS	      548661107  1,353 	 65,202  SH     SOLE 		          65,202
Medco Health         CS	      58405U102  2,398 	 50,800  SH     SOLE 		          50,800
Millipore	     CS	      601073109	   723 	 10,650  SH     SOLE 		          10,650
NCR Corp	     CS	      62886E108  1,675 	 66,450  SH     SOLE 		          66,450
Norfolk Southern     CS	      655844108  2,607 	 41,601  SH     SOLE 		          41,601
Oracle Systems	     CS	      68389X105  3,008 	143,220  SH     SOLE 	                 143,220
Procter & Gamble     CS	      742718109  3,078 	 50,610  SH     SOLE 		          50,610
Quest Diagnostics    CS	      74834L100  2,947 	 60,793  SH     SOLE 		          60,793
Schein (Henry) Inc.  CS       806407102  1,354 	 26,250  SH     SOLE 		          26,250
Schlumberger LTD     CS	      806857108  2,929 	 27,260  SH     SOLE 		          27,260
Target Corp	     CS	      87612E106  2,684 	 57,727  SH     SOLE 		          57,727
Teradata Corp Del    CS	      88076W103    837 	 36,150  SH     SOLE 		          36,150
US Bancorp New	     CS	      902973304	   266 	  9,552  SH     SOLE 		           9,552
Verizon		     CS	      92343V104	   667 	 18,840  SH     SOLE 		          18,840
Vodafone Group PLC   CS	      92857W209	   913 	 30,976  SH     SOLE 		          30,976
Wachovia Corp	     CS	      929903102  1,251 	 80,565  SH     SOLE 		          80,565
Walgreen	     CS	      931422109	   594 	 18,275  SH     SOLE 		          18,275
Wells Fargo	     CS	      949746101  1,974 	 83,097  SH     SOLE 		          83,097
Wyeth		     CS	      983024100	   235 	  4,899  SH     SOLE 		           4,899
Zimmer Holdings	     CS       98956P102    208    3,050  SH	SOLE			   3,050